CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses
Management and consulting fees		$ 62,381	$ 111,690
Professional fees	$ 56,874	66,159	63,111
General and administrative expenses	265,767	365,016	196,488
Stock-based compensation expense		41,227
Depreciation and amortization			189
Net operating loss	(322,641)	(534,783)	(371,478)
Interest income	80	522	591
Foreign exchange (loss) gain	(8,634)	(538)	21,976
Realized loss on disposal of investment in shares		(120,809)
Gain on common share purchase warrants		59,740	308,342
Other income including government assistance	30,110
Gain on settlement		300,000
Net loss and comprehensive loss before discontinued operations	(301,085)	(295,868)	(40,569)
Net loss from discontinued operations			(173)
Net loss and comprehensive loss	$ (301,085)	$ (295,868)	$ (40,742)
Net loss and comprehensive loss per share - continuing operations - basic and diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.00)
Net loss and comprehensive loss per share - discontinued operations - basic and diluted (in dollars per share)			0.00
Net loss and comprehensive loss per share - basic and diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.00)
Weighted average number of shares - basic and diluted (in share)	38,906,742	37,153,317	26,783,454